Investments in Equity Investees - Additional Information (Detail) ¥ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020	Nov. 30, 2020 ¥ / shares	Jun. 30, 2018 $ / shares shares
Schedule of Investments [Line Items]
Impairment of equity method investments				¥ 55,756
Return of prepaid for equity investment			¥ 11,929
Investment Loss			¥ 379
Zhaoyou Limited [Member]
Schedule of Investments [Line Items]
Equity securities without readily determinable fair value impairment loss annual amount				54,906
Plus Corp Plus [Member]
Schedule of Investments [Line Items]
Exercise of warrants acquired				129,066
Jiayibingding Beijing E Commerce Limited [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners			24.37%
Fubao Fund [Member]
Schedule of Investments [Line Items]
Payment to acquire long term investments				¥ 323,000
Fubao Fund [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners				72.58%
Preferred Stock [Member] | Plus Corp Plus [Member]
Schedule of Investments [Line Items]
Investment owned number of shares | shares				135,056,917				322,768,350
Number of shares eligible to be purchased | shares								69,787,575
Exercise price of shares eligible to be purchased | $ / shares								$ 0.2866
Period of exercise of warrants or rights eligible to be purchased		3 years
Payment to acquire long term investments					¥ 460,959
Number of votes per share | ¥ / shares							4
Percentage of voting rights				56.15%		60.37%
Preferred Stock [Member] | Plus Corp Plus [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners				28.85%	30.00%		26.00%
Payment to acquire long term investments				¥ 451,822
Preferred Stock [Member] | Jiayibingding Beijing E Commerce Limited [Member]
Schedule of Investments [Line Items]
Payment to acquire long term investments	¥ 30,000	¥ 250,000	¥ 70,000
Preferred Stock [Member] | Jiayibingding Beijing E Commerce Limited [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners						23.70%